1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com PATRICK W.D. TURLEY patrick.turley@dechert.com +1 202 261 3364 Direct

January 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:            The Weitz Funds
(File Nos. 333-107797 and 811-21410)

Ladies and Gentlemen:

On behalf of The Weitz Funds (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing an XBRL interactive data file.

This filing is being made for the sole purpose of filing an interactive data file relating to revised Item 4 performance disclosure filed with the Securities and Exchange Commission on December 30, 2011 under Rule 497(e) (SEC Accession No. 0000891804-11-00591) for the Hickory Fund in the Prospectus dated August 1, 2011, as supplemented on December 30, 2011.

No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact the undersigned at 202.261.3364.

Sincerely,

/s/ Patrick W.D. Turley

Patrick W.D. Turley

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